SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Equity Price Risk (Details) - USD ($) $ in Thousands, shares in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 02, 2026
Price Risk Derivatives [Line Items]
Payments to acquire equity method investments		$ 40,011	$ 0	$ 0
Unrealized gain (loss) on investment in MGM Resorts International		119,175	(649,178)	721,668
Investment in MGM Resorts International	$ 2,401,858	$ 2,401,858	2,242,672
MGM
Price Risk Derivatives [Line Items]
Investment common shares owned (in shares)	65.8	65.8
Common shares purchased (in shares)	1.1
Payments to acquire equity method investments	$ 40,000
Ownership percentage	25.50%	25.50%
Unrealized gain (loss) on investment in MGM Resorts International		$ 119,200	(649,200)	$ 721,700
Cumulative unrealized net pre-tax gain	$ 1,100,000	1,100,000
Investment in MGM Resorts International	$ 2,400,000	$ 2,400,000	$ 2,200,000		$ 2,200,000
Equity method investments, percentage of assets	33.00%	33.00%	23.00%
Unrealized gain (loss), impact in $2.00 change in share price	$ 131,600	$ 131,600